Prepayments and Others and Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)		Dec. 28, 2017 CNY (¥)	Dec. 28, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Other receivables from advertisers	¥ 391,041		$ 60,102				¥ 212,592
Receivable from equity transferees	167,185		25,696				33,564
VAT prepayments	159,199		24,468				157,048
Receivable from third party payment platform	65,765		10,108				37,057
Inventory	26,761		4,113				999
Prepaid expenses	22,484		3,456				24,757
Loan to a third party	22,000	[1]	3,381	[1]	¥ 22,000	$ 3,381
Advances to suppliers	15,330		2,356				50,088
Others	48,478		7,451				55,201
Total	¥ 918,243		$ 141,131				¥ 571,306

[1]	On December 28, 2017, the Group made a convertible loan investment of RMB22,000 to a third-party retail company. The conversion features and the put option were considered as embedded derivatives that do not meet the criteria to be bifurcated and were accounted for together with the loan receivable. In accordance with ASC 810, Consolidation, the third-party retail company is a variable interest entity, as it does not have sufficient equity at risk to fully fund the construction of all assets required for principal operations. As of December 31, 2017, the Group's maximum exposure to loss as a result of its involvement with the third-party retail company was RMB30,839 (US$4,740), which also equals to the carrying amount of the convertible loan and advance. The Group is not considered as the primary beneficiary, as it does not has power to direct the activities of the third-party retail company that most significantly impact its economic performance.